Restatement of Previously Issued Consolidated Financial Statements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Jan. 02, 2015
Other Liabilities, Noncurrent	$ 2,798		$ 2,935
Retained Earnings (Accumulated Deficit), Total	(9,980)		(11,914)
Accounts Payable and Accrued Liabilities, Current, Total	22,661	$ (3,493)	$ 24,960
Restatement Adjustment [Member]
Other Liabilities, Noncurrent	2,042
Retained Earnings (Accumulated Deficit), Total	1,699
Accounts Payable and Accrued Liabilities, Current, Total	137	506
Individual Income Tax [Member] | Restatement Adjustment [Member]
Other Liabilities, Noncurrent	560
Retained Earnings (Accumulated Deficit), Total	648			$ 521
Accounts Payable and Accrued Liabilities, Current, Total	65
Entertainment Expenses and Related Corporate Income Tax [Member] | Restatement Adjustment [Member]
Other Liabilities, Noncurrent	1,440
Retained Earnings (Accumulated Deficit), Total	1,471			$ 1,131
Selling, General and Administrative Expenses [Member] | Individual Income Tax [Member]
Prior Period Reclassification Adjustment	52	110
Selling, General and Administrative Expenses [Member] | Entertainment Expenses and Related Corporate Income Tax [Member]
Prior Period Reclassification Adjustment	285	674
Other Expense [Member] | Individual Income Tax [Member]
Prior Period Reclassification Adjustment	75	44
Other Expense [Member] | Entertainment Expenses and Related Corporate Income Tax [Member]
Prior Period Reclassification Adjustment	$ 55	$ 5